Organization and Business (Details Narrative) (10 K) - USD ($)							3 Months Ended		12 Months Ended
	Apr. 05, 2021	Mar. 12, 2021	Feb. 23, 2021	Sep. 20, 2020	Jul. 17, 2020	Jul. 05, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Feb. 01, 2021
Proceeds from issuance of private placement							$ 205,036		$ 351,091
Number of shares issued									35,109,231
Number of warrant issued									35,109,231
Common stock, par value							$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Subsequent Event [Member]
Number of shares issued		20,503,600
Warrant exercise price		$ 0.20
Common stock, par value												$ 0.0001
Private Placement [Member]
Proceeds from issuance of private placement			$ 205,036	$ 351,093					$ 556,127
Number of shares issued									55,612,900
Number of warrant issued									55,612,900
Warrant exercise price									$ 0.20
Private Placement [Member] | Subsequent Event [Member]
Proceeds from issuance of private placement			$ 205,036
VitaNova Partners, LLC. [Member]
Number of shares issued					55,612,837				55,612,837
Proceeds from sale lease back						$ 6,000,000
Number of beneficial feature shares purchased						56,052,837
VitaNova Partners, LLC. [Member] | Subsequent Event [Member]
Number of shares issued	41,007,200
John McKowen [Member]
Number of shares issued					29,369,230
Number of shares issued to acquire						440,000
Number of shares subject to repurchase						58,738,460
Shares issued, per share						$ 0.0001
John McKowen [Member] | Forecast [Member]
Number of shares released from repurchase											29,369,230
John McKowen [Member] | Private Placement [Member]
Number of warrant issued						42,140,266
Number of shares issued to acquire						42,140,266
Number of shares released from repurchase						29,369,230
Common Stock [Member]
Number of shares issued							20,500,000		35,109,000
Common Stock [Member] | John McKowen [Member]
Proceeds from issuance of private placement							$ 556,129		$ 556,129
Number of shares issued							55,612,900		55,612,900
Warrant [Member]
Number of warrant issued							55,612,900		55,612,900
Warrant outstanding term							2 years		2 years
Warrant exercise price							$ 0.20		$ 0.20
Warrant [Member] | Subsequent Event [Member]
Number of shares issued		20,503,600